NOTES TO CASH FLOWS	12 Months Ended
Dec. 31, 2025
Cash Flows Explanatory Notes [Abstract]
NOTES TO CASH FLOWS	33. NOTES TO CASH FLOWS
Changes in liabilities and equity arising from financing activities
The table below shows the changes in liabilities arising from financing activities. The changes in equity arising from financing activities are set out in the
Consolidated Statement of Changes in Equity.

					Group
	Balance sheet line item
	Debt securities in issue	Subordinated liabilities	Other equity instruments	Lease liabilities	Total
2025	£m	£m	£m	£m	£m
At 1 January	37,569	2,385	2,100	91	42,145
Proceeds from issue of debt securities	9,810	—	—	—	9,810
Repayment of debt securities	(4,329)	—	—	—	(4,329)
Repayment of subordinated liabilities	—	(302)	—	—	(302)
Issue of other equity instruments	—	—	500	—	500
Repurchase of other equity instruments	—	—	(500)	—	(500)
Principal elements of lease payments	—	—	—	(23)	(23)
Liability-related other changes	657	(5)	—	7	659
Non-cash changes:
– Unrealised foreign exchange	(611)	(55)	—	—	(666)
– Other changes	(223)	9	—	—	(214)
At 31 December	42,873	2,032	2,100	75	47,080

2024
At 1 January	35,778	2,386	2,196	114	40,474
Proceeds from issue of debt securities	8,366	—	—	—	8,366
Repayment of debt securities	(6,531)	—	—	—	(6,531)
Issue of other equity instruments	—	—	400	—	400
Repurchase of other equity instruments	—	—	(500)	—	(500)
Principal elements of lease payments	—	—	—	(33)	(33)
Liability-related other changes	279	1	—	10	290
Non-cash changes:
– Unrealised foreign exchange	(369)	12	—	—	(357)
– Other changes	46	(14)	4	—	36
At 31 December	37,569	2,385	2,100	91	42,145

2023
At 1 January	36,420	2,332	2,196	129	41,077
Proceeds from issue of debt securities	5,347	—	—	—	5,347
Repayment of debt securities	(5,438)	—	—	—	(5,438)
Proceeds from issue of subordinated liabilities	—	1,050	—	—	1,050
Repayment of subordinated liabilities	—	(971)	—	—	(971)
Principal elements of lease payments	—	—	—	(48)	(48)
Liability-related other changes	(159)	25	—	33	(101)
Non-cash changes:
– Unrealised foreign exchange	(750)	(54)	—	—	(804)
– Other changes	358	4	—	—	362
At 31 December	35,778	2,386	2,196	114	40,474
Footnotes to the consolidated cash flow statement
Net cash flows from operating activities includes interest received of £11,755m (2024: £12,652m, 2023: £11,627m), interest paid of £7,245m (2024: £8,292m,
2023: £6,496m) and dividends received of £nil (2024: £nil, 2023: £nil).
Total cash outflow for leases was £26m (2024: £36m, 2023: £50m).